Share-based compensation (Details) - Schedule of key terms and conditions related to the grants	12 Months Ended
Dec. 31, 2020
Share-based compensation (Details) - Schedule of key terms and conditions related to the grants [Line Items]
Number of options outstanding	237,083
Vesting conditions	1 year service from grant date
Contractual life of options	6 years
Equity Incentive Plan Employees / Board [Member]
Share-based compensation (Details) - Schedule of key terms and conditions related to the grants [Line Items]
Number of options outstanding	399,738
Vesting conditions	2 years' service from grant date (50%)
Contractual life of options	8 years
Equity Incentive Plan Employees / Board One [Member]
Share-based compensation (Details) - Schedule of key terms and conditions related to the grants [Line Items]
Number of options outstanding	399,738
Vesting conditions	3 years' service from grant date (50%)
Contractual life of options	8 years